Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Principles of Consolidation

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries (the vessel-owning companies and Merger Sub). All intercompany balances and transactions have been eliminated upon consolidation.

Pyxis as the holding company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Pyxis consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2015 no such interest existed.

Use of Estimates

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates.

Comprehensive Income/(Loss)

(c) Comprehensive Income/(Loss): The Company follows the provisions of ASC 220 “Comprehensive Income”, which requires separate presentation of certain transactions which are recorded directly as components of equity. The Company had no transactions which affect comprehensive income/(loss) during the years ended December 31, 2013, 2014 and 2015 and, accordingly, comprehensive income/(loss) was equal to net income/(loss).

Foreign Currency Translation

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar as it operates in international shipping markets and, therefore, primarily transacts business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income/(loss). All amounts in the financial statements are presented in thousand U.S. dollars rounded at the nearest thousand.

Commitments and Contingencies

(e) Commitments and Contingencies: Provisions are recognized when: the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

Insurance Claims Receivable

(f) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation.

Concentration of Credit Risk

(g) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with qualified financial institutions with high creditworthiness. The Company performs periodic evaluations of the relative creditworthiness of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.

Cash and Cash Equivalents and Restricted Cash

(h) Cash and Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Restricted cash is associated with pledged retention accounts in connection with the loan repayments and minimum liquidity requirements under the loan agreements discussed in Note 8 and is presented separately in the accompanying consolidated balance sheets.

Income Taxation

(i) Income Taxation: Under the laws of the countries of incorporation of the vessel owning companies’ and/or the vessels’ registration, the vessel owning companies are not liable for any income tax on their income derived from shipping operations. Instead, a tax is levied based on the tonnage of the vessels, which is included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income / (loss). The vessel owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S. related gross transportation income unless an exemption applies. Management believes that based on current legislation the relevant vessel owning companies are entitled to an exemption because they satisfy the relevant requirements, namely that (i) the related vessel owning companies are incorporated in a jurisdiction granting an equivalent exemption to U.S. corporations and (ii) over 50% of the ultimate stockholders of the vessel owning companies are residents of a country granting an equivalent exemption to U.S. persons.

Inventories	(j) Inventories: Inventories consist of lubricants and bunkers on board, which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.
Trade Receivables

(k) Trade Receivables: The amount shown as receivables, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for overdue accounts receivable. The allowance for overdue accounts at December 31, 2014 and 2015 was $nil.

Advances for Vessels under Construction and Related Costs

(l) Advances for Vessels under Construction and Related Costs: This represents amounts expended by the Company in accordance with the terms of the construction contracts for its vessels, as well as other expenses incurred directly or under a management agreement with a related party in connection with onsite supervision. The carrying value of vessels under construction represents the accumulated costs at the balance sheet date. Costs components include payments for yard installments and variation orders, commissions to a related party, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs.

Vessels, Net

(m) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred in connection with the acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage, as well as professional fees directly associated with the vessel acquisition). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expenses as incurred. Amounts paid to sellers of vessels as advances and for other costs related with the acquisition of a vessel are included in Advances for vessel acquisitions in the accompanying consolidated balance sheets until the date the vessel is delivered to the Company, when the amounts are transferred to Vessels, net.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessels’ remaining estimated economic useful life, after considering the estimated residual value. A vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate of $0.300 per ton. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Impairment of Long Lived Assets

(n) Impairment of Long Lived Assets: The Company reviews its long lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable.

As of December 31, 2014, the Company concluded that the economic and market conditions, including the significant disruptions in the global credit markets in the prior years, had broad effects on participants in a wide variety of industries. Time charter rates and charter free vessel values remained at depressed levels during 2014 as reduced demand for transportation services occurred during a time of increased supply of vessels, conditions that were considered to be indicators of possible impairment. As a result, the Company performed an impairment assessment of the Company’s long lived assets by comparing the undiscounted projected net operating cash flows for each vessel to its respective carrying value.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions relating to time charter rates, vessels’ operating expenses, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

To the extent impairment indicators are present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter rate for the unfixed days (based on the most recent seven year historical average rates, over the remaining estimated useful life of the vessels), expected outflows for vessels’ operating expenses assuming an annual inflation rate of 2.50% (in line with the average world Consumer Price Index forecasted), planned dry-docking and special survey expenditures, management fees expenditures which are adjusted every year, after December 31, 2014, pursuant to the Company’s existing group management agreement, and fleet utilization of 98.6% (excluding the scheduled off-hire days for planned dry-dockings and vessel surveys which are determined separately ranging from five days for intermediate and up to 20 days for special surveys depending on the size and age of each vessel) based on historical experience.

The salvage value used in the impairment test is estimated to be approximately $0.300 per light weight ton in accordance with the vessels’ depreciation policy. The Company’s assessment concluded that measurement of impairment was required for one vessel as of December 31, 2014. As the undiscounted projected net operating cash flows for one vessel exceeded its carrying value, the Company obtained valuations from two independent ship brokers to determine the market value of the vessel based on which an impairment loss of $16,930, was recorded as of December 31, 2014, of which $16,530 was charged against Vessels, net and $400 against Deferred charges, net (Note 6 and Note 7).

As of December 31, 2015, the Company obtained market valuations for all its vessels from reputable marine appraisers, each of which exceeded the carrying value of the respective vessel, except the Northsea Alpha and the Northsea Beta, for which the market values were $330 and $201 lower than their net book values as of December 31, 2015, respectively. In this respect, the Company performed an impairment analysis to estimate the future undiscounted cash flows for each of these small tankers, using the same assumptions with the impairment test performed as of December 31, 2014. The analysis resulted in higher undiscounted cash flows than each vessel’s carrying value as of December 31, 2015 and accordingly, no adjustment to the vessels’ carrying values was required.

Accounting for Special Survey and Drydocking Costs

(o) Accounting for Special Survey and Drydocking Costs: The Company follows the deferral method of accounting for special survey and drydocking costs, whereby actual costs incurred at the yard and parts used in the drydocking or special survey, are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the shipyard and costs incurred in the dry-docking or special survey. If a drydock or a survey is performed prior to the scheduled date, the remaining unamortized balances of the previous drydock and survey are immediately written off. Unamortized drydock and survey balances of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale.

Financing Costs

(p) Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as a direct deduction from the carrying amount of the debt liability. Such costs are deferred and amortized to Interest and finance costs in the consolidated statements of comprehensive income/(loss) during the life of the related debt using the effective interest method. Unamortized costs relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made. Commitment fees relating to undrawn loan principal are expensed as incurred. Upon adoption, of the new guidance the Company adjusted all prior periods presented in the consolidated financial statements.

ASU No. 2015-03 is effective for public business entities for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Upon adoption, an entity must apply the new guidance retrospectively to all prior periods presented in the financial statements. Early adoption is permitted. The Company early adopted the new guidance for the consolidated financial statements for the fiscal year ending December 31, 2015 and thus presented deferred financing costs, net of accumulated amortization as a reduction of long-term debt. In order to conform with the current period presentation, the Company has reclassified deferred financing costs, net from Deferred Charges and has decreased the amount of Current portion of long-term debt by $134 and the amount of Long-term portion of long-term debt by $303 on the consolidated balance sheet as of December 31, 2014 (Note 8). This reclassification has no impact on the Company’s results of operations, cash flows and net assets for any period.

Revenue and Related Expenses

(q) Revenue and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using primarily either spot charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably during the duration of the period of each spot or time charter. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight line basis over the term of the time charter as service is performed.  A voyage is deemed to commence upon the completion of discharge of the vessel’s previous cargo and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the spot charter and is recognized ratably as earned during the related spot charter’s duration period. Hire collected in advance includes cash received prior to the balance sheet date and is related to revenue earned after such date.

Voyage expenses, primarily consisting of commissions, port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under spot charter arrangements, except for commissions, which are always paid for by the Company, regardless of the charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred and amortized over the related voyage period in a charter to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned.

Revenues for the years ended December 31, 2013, 2014 and 2015, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	2013	2014	2015
A	—	7%	18%
B	—	21%	17%
C	—	—	17%
D	36%	—	—
E	22%	—	—
	58.0%	28.0%	52.0%

Fair Value Measurements

(r) Fair Value Measurements: The Company follows the provisions of ASU 820 “Fair Value Measurements and Disclosures”, which defines and provides guidance as to the measurement of fair value. This standard creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 11).

Segment Reporting

(s) Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers, i.e., spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain agreed exclusions) and, as a result, the disclosure of geographic information is impracticable. As a result, management, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

Earnings/(losses) per Share

(t) Earnings/(losses) per Share: Basic earnings/(losses) per share are computed by dividing net income attributable to common equity holders by the weighted average number of shares of common stock outstanding. The computation of diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised and is performed using the treasury stock method.

Stock Compensation

(u) Stock Compensation: The Company has a stock based incentive plan that covers directors and officers of the Company and its affiliates and its consultants and service providers. Awards granted are valued at fair value and compensation cost is recognized on a straight line basis, net of estimated forfeitures, over the requisite service period of each award. The fair value of restricted stock awarded to directors and officers of the Company at the grant date is equal to the closing stock price on that date and is amortized over the applicable vesting period using the straight-line method. The fair value of restricted stock awarded to non-employees is equal to the closing stock price at the grant date adjusted by the closing stock price at each reporting date and is amortized over the applicable performance period.

New accounting pronouncements are discussed below

(v) New accounting pronouncements are discussed below:

(i) Revenue from Contracts with Customers: In May 2014, FASB and the International Accounting Standards Board (“IASB”) (collectively, the “Boards”) jointly issued a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The standard establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard’s requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity’s ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods, and key judgments and estimates.

The guidance in ASU 2014-09 “Revenue from Contracts with Customers (Topic 606)” supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition”, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, this ASU supersedes some cost guidance included in Subtopic 605-35, “Revenue Recognition—Construction-Type and Production-Type Contracts”. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU. In August 2015, the FASB deferred by one year the effective date of the new guidance. The new revenue recognition standard will be effective for public business entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Nonpublic entities will be required to adopt the standard for annual reporting periods beginning after 15 December 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. Public and nonpublic entities will be permitted to adopt the standard as early as the original public entity effective date (i.e., annual reporting periods beginning after December 15, 2016 and interim periods therein). Early adoption prior to that date will not be permitted. Management is in the process of assessing the impact of the new standard on the Company’s consolidated financial position and performance.

(ii) Going Concern: In August 2014, FASB issued ASU No. 2014-15 – “Presentation of Financial Statements - Going Concern”. ASU 2014-15 provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity’s management to evaluate at each reporting period based on the relevant conditions and events that are known at the date when financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. Management is in the process of assessing the impact of the new standard on the Company’s consolidated financial position and performance.

(iii) Inventory: In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory”. ASU 2015-11 simplifies the subsequent measurement of inventory by replacing today’s lower of cost or market test with a lower of cost and net realizable value test. The guidance applies only to inventories for which cost is determined by methods other than last-in first-out (“LIFO”) and the retail inventory method (“RIM”). Entities that use LIFO or RIM will continue to use existing impairment models. The guidance is effective for public business entities for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted, and the new guidance must be applied prospectively after the date of adoption. Management is in the process of assessing the impact of the new standard on the Company’s consolidated financial position and performance.

(iv) Income Statement—Extraordinary and Unusual Items: In January 2015, the FASB issued ASU No. 2015-01 “Income Statement—Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items”. The concept of extraordinary items is removed and instead items that are both unusual in nature and infrequently occurring should be presented within income from continuing operations or disclosed in notes to financial statements because those items satisfy the conditions for an item that is unusual in nature or infrequently occurring. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, but adoption must occur at the beginning of a fiscal year. Companies can elect to apply the guidance either prospectively or retrospectively. Management is in the process of assessing the impact of the new standard on the Company’s consolidated financial position and performance.

(v)Consolidation: In February 2015, the FASB issued ASU No. 2015-02 “Consolidation (Topic 810), Amendments to the Consolidation Analysis.” The guidance eliminates the deferral of FAS 167, which has allowed entities with interests in certain investment funds to follow the previous consolidation guidance in FIN 46(R), and makes other changes to both the variable interest model and the voting model. While the guidance is aimed at asset managers, it will affect all reporting entities that have variable interests in other legal entities (e.g., limited partnerships, similar entities and certain corporations). In some cases, consolidation conclusions will change. In other cases, reporting entities will need to provide additional disclosures about entities that currently aren’t considered variable interest entities (VIEs) but will be considered VIEs under the new guidance provided they have a variable interest in those VIEs. The guidance is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. For other entities, it is effective for fiscal years beginning after  December 15, 2016, and for interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. A reporting entity must apply the amendments using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the period of adoption or apply the amendments retrospectively. Management is in the process of assessing the impact of the new standard on the Company’s consolidated financial position and performance.

(vi)Leases: In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) which provides new guidance related to accounting for leases and supersedes existing U.S. GAAP on lease accounting. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases, unless the lease is a short term lease. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public business entities upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. Management is in the process of assessing the impact of the new standard on the Company’s consolidated financial position and performance.